Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income
Schedule of other income

In € thousand	2022	2021	2020
Foreign currency gains	3,842	1,689	19
Insurance recoveries	483	456	1,906
Grants received from the German government	1,038	51	307
Income from other grants	—	—	42
At-equity income from dilution	1,179	—	—
Other miscellaneous income	266	78	72
Total other income	6,808	2,274	2,346